UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09229
                                                                   811-10171

Name of Fund: BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Senior
Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC, 800 Scudders Mill Road,
Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

BlackRock Senior Floating Rate Fund II, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentage shown are based on Net Assets)

Beneficial
Interest
(000)	Mutual Funds		Value

$ 119,299	Master Senior Floating Rate LLC		$ 194,198,267

	Total Investments
	(Cost - $212,852,393)	- 100.2%	194,198,267
	Liabilities in Excess of Other Assets - (0.2%)		(420,765)

	Net Assets - 100.0%		$ 193,777,502

Master Senior Floating Rate LLC
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Senior Secured Floating Rate Loan Interests	(000)	Value

Aerospace & Defense - 1.4%	Hawker Beechcraft Acquisition Co. LLC
	Letter of Credit, 4.73%, 3/31/14	$ 213	$ 199,111
	Hawker Beechcraft Acquisition Co. LLC
	Term Loan B, 4.696%, 3/31/14	3,650	3,416,752
	Vought Aircraft Industries, Inc. Term Loan,
	4.89%, 12/22/10	4,116	3,993,447
	Vought Aircraft Industries, Inc. Tranche B Line of Credit
	7.82%, 12/22/10	1,200	1,129,000

			8,738,310

Airlines - 0.5%	Delta Air Lines, Inc. First Lien Term Loan,
	7.36%, 5/15/12	1,485	1,260,128
	United Air Lines, Inc. Term Loan B,
	4.625% - 4.938%, 1/30/14	2,137	1,632,413

			2,892,541

Auto Components - 1.9%	Allison Transmission Term Loan B, 5.34% - 5.74%, 8/07/14	6,243	5,717,319
	Dana Corp. Term Loan B, 6.75%, 1/31/15	1,500	1,416,095
	Delphi Automotive Systems Term Loan, 8.50%, 12/31/08	1,815	1,782,016
	Metaldyne Corp. Letter of Credit, 5.17% - 8.999%, 1/15/12	288	226,082
	Metaldyne Corp. Term Loan B, 6.50%, 1/15/14	1,962	1,537,356
	TRW Automotive, Inc. Term Loan B, 4.25%,
	12/31/2013	993	964,958

			11,643,826

Beverages - 0.5%	Culligan International Term Loan B,
	4.63% - 4.95%, 4/24/12	3,960	2,772,000

Biotechnology - 0.3%	Talecris Biotherapeutics, Inc. First Lien Term Loan,
	6.57%, 11/13/14	1,250	1,137,500
	Talecris Biotherapeutics, Inc. Second Lien Term Loan,
	6.57%, 12/06/14	1,000	880,000

			2,017,500

Broadcasting - 0.2%	Univision Communications, Inc. First Lien Term Loan,
	4.954% - 5.494%, 9/30/14	604	508,968
	Univision Communications, Inc. First Lien Term Loan,
	5.494%, 9/30/14	911	767,694

			1,276,662

Building Products - 0.2%	Momentive Performance Materials, Inc. Term Loan B,
	4.688%, 12/04/13	988	926,913

Capital Markets - 0.4%	Marsico Parent Co., LLC Term Loan B,
	5.625% - 7.438%, 11/14/14	998	887,775
	RiskMetrics Group, Inc. Term Loan, 4.946%, 1/15/14	1,453	1,405,871

			2,293,646

Chemicals - 6.7%	BOC Edwards Ltd. Term Loan B, 4.644%, 5/21/14	744	584,334
	Columbian Chemicals Co. Term Loan B,
	4.446%, 3/16/13	1,760	1,655,255
	Flint Group Term Loan, 4.88%, 12/20/14	2,000	1,774,376
	GenTek, Inc. First Lien Term Loan,
	4.75% - 4.80%, 2/28/11	2,981	2,779,266
	Huish Detergents, Inc. First Lien Term Loan,
	4.70%, 4/15/14	2,000	1,771,066
	Huntsman ICI Holdings Term Loan B, 4.133%, 8/16/12	2,576	2,492,459
	ISP Chemco Term Loan B, 4.125% - 4.563%, 5/25/14	1,489	1,413,382
	Invista Term Loan, 4.196%, 4/29/11	2,428	2,332,966
	Invista Term Loan B1, 4.196%, 4/29/11	5,229	5,024,459
	Nalco Co. Tranche B Term Loan, 4.34% - 6.48%, 11/04/10	3,735	3,683,648

Master Senior Floating Rate LLC
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Senior Secured Floating Rate Loan Interests	(000)	Value

	PQ Corp. First Lien Term Loan, 11.86%, 5/29/15	$ 3,000	$ 2,812,500
	PQ Corp. Second Lien Term Loan, 8.61%, 5/29/16	3,000	2,640,000
	Polymer Group, Inc. Term Loan B, 4.921%, 11/22/12	1,801	1,621,207
	Rockwood Specialties Group, Inc. Tranche D
	Term Loan, 4.399%, 12/10/12	3,631	3,469,011
	Wellman, Inc. First Lien Term Loan, 7.239%, 2/10/09 (a)(b)	7,500	5,062,500
	Wellman, Inc. Second Lien Term Loan, 9.989%, 2/10/10 (a)(b)	8,250	1,897,500

			41,013,929

Commercial Services	Alliance Laundry Systems LLC Term Loan,
& Supplies - 3.4%	5.22% - 5.29%, 1/27/12	1,635	1,594,436
	Allied Waste North America, Inc. Term Loan,
	3.93% - 6.42%, 1/15/12	2,865	2,762,723
	Allied Waste North America, Inc. Tranche A Credit
	Linked Deposit, 4.60%, 1/15/12	1,724	1,663,099
	ARAMARK Corp. Letter of Credit, 4.571%, 1/30/14	211	197,682
	ARAMARK Corp. Term Loan B, 4.571%, 1/30/14	3,549	3,329,759
	Brickman Group, Inc. Term Loan, 4.696%, 1/30/14	248	232,031
	Camelbak Products LLC First Lien Term Loan,
	6.60%, 8/04/11	1,863	1,573,956
	Jason, Inc. Term Loan B, 4.998%, 4/30/10	977	853,229
	John Maneely Co. Term Loan B, 5.966% - 6.02%, 12/15/13	1,210	1,126,516
	Kion GmbH Term Loan B, 6.751%, 3/15/15	250	232,216
	Kion GmbH Term Loan C, 7.251%, 3/15/16	250	232,330
	Sirva Worldwide Tranche B Term Loan,
	6.21%, 12/01/10	1,055	470,811
	Synagro Technologies, Inc. Term Loan B,
	4.69% - 4.70%, 3/31/14	2,500	2,150,000
	West Corp. Term Loan, 5.021% - 5.619%, 10/31/13	4,937	4,565,540

			20,984,328

Communications Equipment -	Alltel Corp. Term Loan B2, 5.55%, 5/16/15	7,498	6,949,757
1.8%	Alltel Corp. Term Loan B3, 5.248%, 5/18/15	4,485	4,157,326

			11,107,083

Computers & Peripherals -	Intergraph Corp. Term Loan, 8.646%, 11/15/14	1,000	963,750
0.9%	Reynolds and Reynolds Co. First Lien Term Loan,
	4.383%, 10/31/12	4,632	4,423,140

			5,386,890

Construction & Engineering -	BakerCorp Term Loan C, 4.935% - 5.267%, 5/15/14	990	910,800
0.3%	Brand Energy & Infrastructure Services, Inc.
	Term Loan B, 5%, 2/15/14	986	895,684

			1,806,484

Construction Materials - 0.3%	Headwaters, Inc. Term Loan B-1, 4.40%, 4/30/11	2,215	2,109,639

Containers & Packaging - 1.9%	Anchor Glass Container Corp. Term Loan B,
	4.631%, 5/03/13	1,847	1,823,833
	Consolidated Container Co. LLC Second Lien Term Loan,
	10.322% - 10.581%, 10/15/14	450	195,750
	Graham Packaging Co. LP Term Loan B,
	4.875% - 7.438%, 4/15/11	2,945	2,808,830
	Graphic Packaging International Corp. Term Loan B,
	4.698% - 5.951%, 8/08/10	590	560,102
	Graphic Packaging International Corp. Term Loan B,
	5.44% - 5.67%, 5/16/14	875	843,500
	SCA Packaging First Lien Term Loan, 5.43%, 3/15/14	990	670,725

Master Senior Floating Rate LLC
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Senior Secured Floating Rate Loan Interests	(000)	Value

	Smurfit-Stone Container Corp. Deposit Account,
	4.50%, 11/01/10	$ 2,238	$ 2,165,382
	Smurfit-Stone Container Corp. Term Loan B,
	4.875% - 5.125%, 11/01/11	481	466,162
	Smurfit-Stone Container Corp. Term Loan C,
	4.875% - 5.125%, 11/01/11	2,056	1,989,199

			11,523,483

Diversified Consumer	Coinmach Laundry Corp. Term Loan B,
Services - 0.7%	6.07% - 7%, 11/15/14	5,000	4,425,000

Diversified Financial	Chrysler Financial Corp. First Lien Term Loan,
Services - 1.8%	6.80%, 8/03/12	995	893,289
	J.G. Wentworth Manufacturing Term Loan B,
	4.921%, 4/15/14	6,800	5,355,000
	LPL Holdings, Inc. Term Loan C, 4.696%, 8/28/13	5,369	5,019,424

			11,267,713

Diversified Telecommunication	Hawaiian Telcom Term Loan C, 4.946%, 5/25/14	846	677,911
Services - 1.1%	Intelsat Ltd. Term Loan B, 5.184%, 7/03/13	1,988	1,997,814
	Kentucky Data Link, Inc. Term Loan B,
	4.631%, 2/28/15	484	449,911
	PaeTec Communications Term Loan,
	4.881%, 2/28/12	1,463	1,415,316
	Time Warner Telecom Term Loan B,
	4.39%, 2/23/14	1,975	1,879,706

			6,420,658

Electrical Equipment -	Generac Power Systems, Inc. First Lien Term Loan,
0.3%	5.184%, 11/15/13	2,629	2,136,109

Electronic Equipment &	Flextronics International Ltd. Term Loan B,
Instruments - 1.1%	4.934% - 7.394%, 10/01/14	4,478	4,145,417
	SafeNet, Inc. Second Lien Term Loan, 8.96%, 5/11/15	3,000	2,370,000

			6,515,417

Energy Equipment &	Brock Holdings Term Loan, 4.696%, 2/28/14	1,485	1,373,625
Services - 1.9%	Dresser, Inc. First Lien Term Loan,
	4.881% - 5.219%, 5/15/14	2,946	2,815,602
	Dresser, Inc. Second Lien Term Loan, 8.82%, 5/15/15	2,000	1,891,666
	Helix Energy Solutions Term Loan B,
	4.381% - 4.71%, 7/01/13	3,288	3,190,395
	MEG Energy Corp. Delayed Draw Term Loan,
	4.69% - 4.70%, 3/23/13	1,248	1,176,652
	MEG Energy Corp. Term Loan B, 4.70%, 4/03/13	1,225	1,152,520

			11,600,460

Food & Staples Retailing -	American Seafood Group LLC Delay Draw Term Loan,
1.5%	4.131%, 9/30/12	2,887	2,735,942
	DS Waters LP Term Loan B, 6.828%, 3/31/12	500	465,000
	DS Waters LP Term Loan B, 4.631%, 11/15/12	1,485	1,381,015
	Dole Food Co., Inc. Letter of Credit, 4.247%, 4/12/13	272	251,185
	Dole Food Co., Inc. Term Loan B, 4.438% - 9%, 4/12/13	394	364,096
	Dole Food Co., Inc. Term Loan C, 7.438% - 9.25%, 3/31/13	344	318,594
	Dole Food Co., Inc. Term Loan C, 4.813% - 7.438%, 4/04/13	968	895,055
	Sturm Foods, Inc. First Lien Term Loan, 5.438%, 1/30/14 (c)	2,475	1,926,374
	Sturm Foods, Inc. Second Lien Term Loan, 8.938%, 6/30/14	1,000	560,000

			8,897,261

Food Products - 0.1%	Eight O'Clock Coffee First Lien Term Loan,
	5.188%, 7/21/12	680	652,761

Master Senior Floating Rate LLC
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Senior Secured Floating Rate Loan Interests	(000)	Value

Health Care Equipment &	Bausch & Lomb, Inc. Delay Draw Term Loan,
Supplies - 2.0%	5.946%, 4/26/15	$ 401	$ 392,618
	Bausch & Lomb, Inc. Term Loan B, 5.946%, 4/26/15	3,198	3,133,095
	Biomet, Inc. Term Loan B, 5.696%, 3/25/14	2,250	2,184,687
	Biomet, Inc. Term Loan B, 5.696%, 12/28/14	3,980	3,864,469
	ReAble Therapeutics Finance LLC Term Loan,
	5.696%, 5/14/14	2,992	2,910,206

			12,485,075

Health Care Providers &	CCS Medical First Lien Term Loan, 5.93%, 10/31/12	731	625,165
Services - 5.2%	Community Health Systems, Inc. Term Loan B,
	5.335% - 7.755%, 6/18/14	9,073	8,553,294
	DaVita, Inc. Term Loan B, 4% - 4.22%, 7/30/12	4,000	3,826,500
	HCA, Inc. Term Loan B, 4.946%, 11/15/12	5,006	4,707,342
	Health Management Associates, Inc. Term Loan B,
	4.446%, 1/15/14	1,944	1,802,375
	LifePoint Hospitals, Inc. Term Loan B,
	4.274%, 4/15/12	3,947	3,794,607
	Surgical Care Affiliates Term Loan B,
	7.08%, 12/26/14	998	862,827
	Vanguard Health Systems Term Loan B,
	5.134%, 9/23/11	7,689	7,433,090

			31,605,200

Health Care Technology -	Misys Hospital Systems, Inc. Term Loan B,
0.2%	5.64% - 6.16%, 10/11/14	1,492	1,410,413

Hotels, Restaurants &	Green Valley Ranch Gaming LLC Term Loan,
Leisure - 5.7%	4.644% - 4.671%, 1/29/12	477	399,136
	Green Valley Ranch Gaming LLC Term Loan,
	5.894%, 8/30/14	1,750	1,148,438
	Harrah's Entertainment, Inc. Term Loan B2,
	5.906% - 5.92%, 1/29/15	10,857	10,135,933
`	Harrah's Entertainment, Inc. Term Loan B3,
	5.906% - 5.92%, 1/29/15	420	392,860
	Harrah's Operating Term Loan B, 6.244%, 1/31/15	473	440,786
	Lake Las Vegas Resort Revolving Credit,
	11.75%, 12/14/12 (a)(b)	361	90,278
	Lake Las Vegas Resort Term Loan B, 11.75%, 12/14/12 (a)(b)	2,729	682,259
	Las Vegas Sands LLC Delay Draw Term Loan,
	4.17%, 5/23/14	549	504,097
	Las Vegas Sands LLC Term Loan B, 6.58%, 5/04/14	1,431	1,315,624
	MotorCity Casino Term Loan B, 4.677%, 7/21/12	1,917	1,802,591
	OSI Group Term Loan B, 4.671%, 9/02/11	985	898,813
	Penn National Gaming, Inc. Term Loan B,
	4.13% - 4.20%, 10/03/12	3,854	3,748,359
	QCE LLC First Lien Term Loan, 5%, 5/05/13	1,965	1,674,754
	QCE LLC Second Lien Term Loan, 8.446%, 11/05/13	6,800	5,542,000
	Venetian Macau US Finance Co. LLC Delay Draw
	Term Loan, 7.08%, 5/25/12	2,083	2,010,417
	Venetian Macau US Finance Co. LLC Term Loan B,
	7.08%, 5/25/13	4,167	4,020,833

			34,807,178

Master Senior Floating Rate LLC
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Senior Secured Floating Rate Loan Interests	(000)	Value

Household Durables - 1.8%	American Achievement Corp. Term Loan B,
	4.84% - 6.50%, 3/22/11	$ 1,464	$ 1,435,522
	Jarden Corp. Term Loan B3, 5.196%, 1/24/12	1,496	1,376,533
	Josten's, Inc. Term Loan B, 6.718%, 10/04/11	1,819	1,796,228
	Simmons Co. Tranche B Term Loan,
	4.938% - 7.25%, 12/19/11	7,269	6,469,565

			11,077,848

IT Services - 4.0%	Activant Solutions Term Loan B, 6.9375%, 5/02/13	5,541	4,903,429
	Audio Visual Services Corp. Second Lien Term Loan,
	8.20%, 9/15/14	1,500	1,350,000
	Audio Visual Services Corp. Term Loan B, 4.95%, 3/15/14	1,990	1,691,500
	Ceridian Corp. Term Loan, 5.59%, 11/07/14	3,250	2,843,750
	First Data Corp. Term Loan B, 5.143% - 5.446%, 9/24/14	3,980	3,689,189
	First Data Corp. Term Loan B2, 5.349% - 5.446%, 9/24/14	3,750	3,477,274
	RedPrairie Corp. Term Loan, 6%, 7/31/12	296	260,700
	RedPrairie Corp. Term Loan, 5.688% - 7%, 7/31/12	493	433,383
	SunGard Data Systems, Inc. Term Loan B,
	4.508%, 2/11/13	5,878	5,534,836

			24,184,061

Independent Power Producers	The AES Corp. Term Loan, 7% - 7.19%, 8/10/11	2,000	1,953,334
Energy Traders - 3.8%	NRG Energy, Inc. Term Loan B, 4.196%, 4/11/12	3,450	3,310,275
	TXU Corp. Term Loan B-2, 5.948%, 10/14/29	5,480	5,156,806
	TXU Corp. Term Loan B-3, 6.234%, 10/10/14	13,940	13,100,115

			23,520,530

Industrial Conglomerates -	Sequa Corp. Term Loan B, 5.95%, 11/21/14	2,993	2,844,745
1.2%	Trimas Corp. Letter of Credit, 6.85%, 8/02/13	937	876,563
	Trimas Corp. Term Loan B, 5.146% - 5.157%, 8/02/13	4,002	3,741,461

			7,462,769

Insurance - 0.3%	Alliant Insurance Services Term Loan B,
	5.696%, 10/23/14	1,987	1,843,406

Internet Software &	Channel Master Holdings, Inc. Revolving Credit,
Services - 0.0%	8.313%, 11/15/04 (a)(b)	129	0
	Channel Master Holdings, Inc. Term Loan, 9%,
	11/15/04 (a)(b)	1,013	0

			0

Leisure Equipment &	Fender Musical Instruments Corp. Delay Draw Term
Products - 0.5%	Loan, 6.97%, 5/25/14	668	601,002
	Fender Musical Instruments Corp. Term Loan B,
	7.16%, 5/25/14	1,326	1,192,988
	True Temper Sports, Inc. Term Loan B,
	5.701% - 8.095%, 3/15/11	1,072	1,005,044

			2,799,034

Machinery - 1.9%	Harrington Holdings, Inc. Term Loan, 4.631%, 1/15/14	990	910,800
	Mueller Water Products Term Loan B,
	4.13% - 4.994%, 5/16/14	5,622	5,289,229
	Navistar International Transportation Corp.
	Revolving Credit, 4.794% - 6.15%, 6/30/12	1,600	1,502,667
	Navistar International Transportation Corp. Term
	Loan, 6.149% - 6.292%, 6/30/12	4,400	4,132,335

			11,835,031

Media - 20.3%	Bragg Communications Term Loan B, 5.588%, 8/06/14	2,985	2,947,688
	Cablevision Systems Corp. Term Loan, 4.34%, 3/28/13	3,980	3,775,331
	Catalina Marketing Group Term Loan, 5.696%, 10/01/14	2,239	2,115,619

	Master Senior Floating Rate LLC
	Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Senior Secured Floating Rate Loan Interests	(000)	Value

	Cequel Communications LLC First Lien Term Loan,
	7%, 11/05/13	$ 917	$ 853,712
	Cequel Communications LLC Second Lien Term Loan,
	7.373%, 5/04/14	7,000	6,002,500
	Cequel Communications LLC Term Loan B,
	6.646%, 11/05/13	9,280	8,632,319
	Charter Communications, Inc. Term Loan B,
	5.26%, 4/30/14	1,995	1,771,696
	Clarke American Corp. Term Loan B,
	5.196% - 5.198%, 3/12/13	3,326	2,775,335
	ClientLogic Holding Corp. Term Loan B,
	4.881% - 5.359%, 1/30/14	974	778,768
	Cumulus Media Term Loan B, 4.279% - 4.453%, 5/21/14	984	848,933
	Dex Media West LLC Term Loan B,
	4.18% - 4.20%, 3/09/10	1,796	1,790,755
	DirecTV Holdings LLC Term Loan C, 5.25%, 4/13/13	3,500	3,470,471
	Discovery Communications Term Loan B, 4.696%, 5/15/13	3,463	3,359,491
	EMMIS Communications Term Loan B,
	4.671% - 4.674%, 10/31/13	2,404	2,096,616
	Education Media and Publishing First Lien Term
	Loan B, 6.901%, 11/14/14	4,393	4,020,455
	Education Media and Publishing Second Lien Term
	Loan, 11.401%, 11/14/14	8,091	6,715,530
	Formula One Group Second Lien Term Loan,
	8.218%, 6/30/14	1,000	865,000
	Formula One Group Term Loan B, 7.093%, 12/31/13	857	801,429
	Formula One Group Term Loan B, 8.218%, 12/31/13	642	601,071
	GateHouse Media Operating, Inc. Delay Draw Term
	Loan, 4.65% - 4.72%, 9/15/14	592	412,687
	GateHouse Media Operating, Inc. Term Loan B,
	4.65%, 9/15/14	4,000	2,790,000
	Gray Communications Systems, Inc. First Lien Delay
	Draw Term Loan, 4.19%, 9/18/14	913	818,831
	Gray Communications Systems, Inc. Term Loan B,
	4.19%, 9/18/14	1,950	1,749,312
	Gray Communications Systems, Inc. Term Loan D,
	4.19%, 9/18/14	130	116,378
	Hanley-Wood LLC Term Loan B, 4.938% - 7.209%, 3/07/14	2,000	1,532,500
	Hargray Communications Group First Lien Term Loan,
	4.946%, 6/18/14	2,000	1,825,000
	Idearc, Inc. Term Loan B, 4.71% - 6.83%, 11/15/14	2,850	2,367,591
	Insight Midwest Holdings LLC Delay Draw Term
	Loan, 6.73%, 4/03/14	6,075	5,799,456
	Intelsat Ltd. Term Loan B, 5.20%, 1/31/14	5,300	5,327,825
	Knology, Inc. Term Loan B, 4.934%, 3/15/12	2,481	2,282,750
	Local TV LLC Term Loan, 4.70%, 5/15/13	1,250	1,087,500
	LodgeNet Entertainment Corp. Term Loan,
	4.70%, 4/04/14	1,986	1,785,137
	Mediacom Broadband Group Tranche A Term Loan,
	3.89% - 4.13%, 3/31/10	3,156	2,998,437

Master Senior Floating Rate LLC
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Senior Secured Floating Rate Loan Interests	(000)	Value

	Merrill Corp. Term Loan, 4.946% - 4.95%, 5/15/11	$ 2,933	$ 2,507,288
	Metro-Goldwyn-Mayer Studios, Inc. Term Loan B,
	8.108%, 4/30/11	4,526	3,639,282
	Multicultural Radio Broadcasting Inc. Term Loan,
	5.75%, 12/15/12	577	524,956
	NEP Supershooters, LP Term Loan B,
	4.946%, 2/13/14	1,238	1,118,900
	National Cinemedia LLC Term Loan B, 4.62%, 2/28/15	2,500	2,298,048
	New Vision Television First Lien Term Loan,
	9.58%, 10/26/14	3,250	2,567,500
	NextMedia Group, Inc. Delay Draw Term Loan,
	6.529%, 11/15/12	1,258	1,141,256
	NextMedia Group, Inc. First Lien Term Loan,
	6.451%, 11/15/12	2,201	1,998,126
	NextMedia Group, Inc. Second Lien Term Loan,
	7.77%, 11/15/13	3,250	2,535,000
	Nielsen Finance LLC Term Loan B, 4.734%, 8/09/13	8,895	8,351,802
	PanAmSat Corp. Term Loan B, 5.184%, 1/03/14	2,257	2,140,226
	PanAmSat Corp. Term Loan B2, 5.184%, 1/03/14	2,258	2,140,870
	PanAmSat Corp. Term Loan B2C, 5.184%, 1/03/14	2,257	2,140,226
	Paxson Communications Corp. First Lien Term
	Loan, 5.963%, 11/15/12	2,250	1,800,000
	Penton Media Term Loan, 4.631% - 5.149%, 2/15/13	495	398,475
	Penton Media Term Loan, 7.704%, 2/15/14	500	350,000
	San Juan Cable Term Loan B, 9.47%, 3/15/13	1,125	998,373
	Thomson Learning Inc. Term Loan, 5.20%, 6/30/14	2,485	2,239,296

			124,005,747

Metals & Mining - 0.1%	Algoma Steel Term Loan B, 7.33%, 6/14/14	708	666,094

Multi-Utilities - 1.9%	Brand Energy & Infrastructure Services, Inc. Second
	Lien Term Loan, 9.313% - 11.563%, 2/15/15	1,200	1,038,000
	Energy Transfer Equity LP Term Loan B,
	4.508%, 11/01/12	750	727,902
	KGen Partners Letter of Credit, 2.59%, 2/15/14	750	713,438
	KGen Partners Term Loan B, 4.50%, 2/15/14	1,235	1,174,199
	La Paloma Generating Co., LLC Delay Draw
	Term Loan, 4.446% - 6.58%, 8/16/12	245	220,234
	La Paloma Generating Co., LLC Letter of
	Credit, 2.281%, 8/16/12	544	489,716
	La Paloma Generating Co., LLC Term Loan,
	4.446%, 8/16/12	3,073	2,765,258
	MACH Gen LLC Letter of Credit, 6.83%, 2/22/14	68	65,583
	MACH Gen LLC Term Loan, 4.638%, 2/22/14	672	642,207
	Metcalf Energy Center LLC Tranche 1 Term Loan,
	5.704%, 5/20/10	2,750	2,640,000
	USPF Holdings Term Loan, 4.198%, 4/15/14	952	870,747

			11,347,284

Multiline Retail - 0.6%	Neiman Marcus Group, Inc. Term Loan,
	4.758%, 4/06/13	4,054	3,873,048

Oil & Gas Exploration	Western Refining Co. LP Term Loan B,
& Production - 0.5%	4.649%, 3/15/14	3,205	2,836,425

Master Senior Floating Rate LLC
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Senior Secured Floating Rate Loan Interests	(000)	Value

Oil, Gas & Consumable	Big West Oil & Gas Delay Draw Term Loan,
Fuels - 2.3%	4.966%, 5/15/14	$ 218	$ 204,531
	Big West Oil & Gas Term Loan B, 5%, 5/15/14	774	724,040
	Enterprise GP Holdings LP Term Loan B,
	4.871% - 4.96%, 10/26/14	3,500	3,425,625
	Petroleum Geo-Services ASA Term Loan B,
	4.45%, 6/30/15	1,910	1,845,780
	Scorpion Drilling Ltd. Second Lien Term Loan,
	10.149%, 5/05/15	7,000	7,140,000
	Western Refining Co. LP Delay Draw Term Loan,
	4.649%, 3/15/14	481	426,064

			13,766,040

Other - 0.6%	OshKosh Truck Corp. Term Loan B, 4.76%, 11/30/13	2,963	2,827,952
	Sterigenics International, Inc. Term Loan B,	731	657,892
	5.05%, 11/30/13

			3,485,844

Paper & Forest Products -	Cenveo, Inc. Delay Draw Term Loan, 4.349%, 9/07/13	23	22,373
2.1%	Cenveo, Inc. Term Loan C, 4.349%, 9/07/13	714	673,773
	Georgia-Pacific Corp. First Lien Term Loan B,
	6.896% - 7.367%%, 2/14/13	2,925	2,765,237
	Georgia-Pacific Corp. Term Loan B,
	4.74% - 4.83%, 11/22/12	1,990	1,881,308
	Georgia-Pacific Corp. Term Loan B,
	6.831% - 7.474%, 11/22/12	997	942,903
	Georgia-Pacific Corp. Term Loan B,
	5.085% - 9.896%, 12/20/12	2,982	2,819,556
	NewPage Corp. Tem Loan B, 6.313%, 12/07/14	3,990	3,974,539

			13,079,689

Personal Products - 0.3%	American Safety Razor Co. Second Lien Term Loan,
	8.64%, 1/25/14	2,000	1,860,000

Pharmaceuticals - 0.4%	Pharmaceutical Technologies & Services (PTS)
	Term Loan, 4.946%, 4/15/14	2,978	2,646,253

Real Estate Management &	Capital Automotive REIT Term Loan B, 4.58%, 12/16/10	5,303	5,118,930
Development - 1.3%	Mattamy Group Term Loan B, 4.938%, 4/11/13	2,940	2,550,450

			7,669,380

Road & Rail - 0.4%	Rail America, Inc. Term Loan, 4.93%, 10/15/08	2,500	2,425,000

Semiconductors &	Marvell Technology Group Term Loan B, 5.196%, 11/15/09	1,968	1,890,000
Semiconductor Equipment -
0.3%

Specialty Retail - 0.5%	ADESA, Inc. Term Loan B, 4.95%, 10/30/13	992	919,799
	Burlington Coat Factory Warehouse Corp.
	Term Loan B, 4.90%, 4/15/13	987	834,836
	Claire's Stores Term Loan B, 5.131% - 5.446%, 5/24/14	1,488	1,183,033

			2,937,668

Textiles, Apparel & Luxury	Hanesbrands, Inc. First Lien Term Loan,
Goods - 0.2%	4.133% - 4.657%, 10/15/13	1,199	1,165,033

Trading Companies &	Beacon Sales Co. Term Loan B, 4.649% - 5.75%, 10/31/13	985	802,775
Distributors - 0.6%	Keystone Automotive Operations, Inc.
	Term Loan B, 6.138% - 7.451%, 1/15/12	2,635	2,094,821
	United Rentals, Inc. Term Loan, 4.83%, 2/14/11	717	710,882
	United Rentals, Inc. Tranche B Credit Linked
	Deposit, 4.50%, 2/14/11	303	300,586

			3,909,064

Master Senior Floating Rate LLC
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Senior Secured Floating Rate Loan Interests	(000)	Value

Wireless Telecommunication	Cellular South Term Loan B, 3.883% - 5.75%, 5/16/14	$ 1,489	$ 1,421,756
Services - 1.3%	Centennial Cellular Operating Co. Term Loan,
	4.696% - 5.085%, 2/09/11	2,942	2,870,331
	Crown Castle Operating Co. Term Loan, 4.196%, 3/15/14	985	933,499
	IPC Systems First Lien Term Loan, 4.946%, 5/25/14	2,481	1,902,292
	NG Wireless Term Loan, 5.131% - 6.75%, 7/31/14	610	579,144

			7,707,022

	Total Senior Secured Floating Rate Loan Interests - 89.5%		546,708,749

	Corporate Bonds

Chemicals - 0.8%	GEO Specialty Chemicals, Inc., 7.50%, 3/31/15 (c)(d)	2,311	1,729,988
	GEO Specialty Chemicals, Inc., 13.85%, 12/31/09 (d)(e)	3,929	2,941,839

			4,671,827

Diversified Financial	Ford Motor Credit Co. LLC, 7.163%, 4/15/12 (f)	750	737,796
Services - 0.1%

Diversified Telecommunication	Qwest Communications International, Inc.,
Services - 0.6%	6.176%, 2/15/09 (f)	3,166	3,134,340
	Qwest Corp., 6.026%, 6/15/13 (f)	275	266,750

			3,401,090

Hotels, Restaurants &	Galaxy Entertainment Finance Co. Ltd.,
Leisure - 0.6%	8.133%, 12/15/10 (e)(f)	3,300	3,250,500
	Universal City Florida Holding Co. I,	200	196,500
	7.623%, 5/01/10 (f)

			3,447,000

Paper & Forest Products -	Ainsworth Lumber Co. Ltd., 6.696%, 4/01/13 (f)	6,000	3,060,000
2.3%	NewPage Corp., 9.123%, 5/01/12 (f)	650	679,250
	Verso Paper Holdings LLC Series B,
	6.623%, 8/01/14 (f)	11,400	10,602,000

			14,341,250

	Total Corporate Bonds - 4.4%		26,598,963

	Common Stocks	Shares

Chemicals - 0.0%	GEO Specialty Chemicals, Inc. (a)	39,151	15,030

	Total Common Stocks - 0.0%		15,030

	Warrants

Electric Utilities - 0.0%	Reliant Resources (expires 10/25/08) (g)	9,115	145,840

	Total Warrants - 0.0%		145,840

	Total Long-Term Securities (Cost - $630,691,220) - 93.9%		573,468,582

		Beneficial
		Interest
	Short-Term Securities	(000)

	BlackRock Liquidity Series, LLC Cash Sweep Series,
	2.63% (h)(i)	$ 46,764	46,764,424

	Total Short-Term Securities
	(Cost - $46,764,424) - 7.6%		46,764,424

	Total Investment (Cost - $677,455,644*) - 101.5%		620,233,006
	Liabilities in Excess of Other Assets - (1.5%)		(9,307,337)

	Net Assets - 100.0%		$ 610,925,669

Master Senior Floating Rate LLC
Schedule of Investments May 31, 2008 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 677,455,644

Gross unrealized appreciation	$ 1,102,888
Gross unrealized depreciation	(58,325,526)

Net unrealized depreciation	$ (57,222,638)

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy or is in default of interest payments.

(c)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(d)	Convertible security.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(f)	Floating rate security. Rate shown is as of report date.

(g)	Warrants entitle the Master LLC to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(h)	Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net Activity	Interest
	Affiliate	(000)	Income

	BlackRock Liquidity Series, LLC Cash Sweep Series	$ (50,788)	$ 1,847,580

(i)	Represents the current yield as of report date.

  For Master LLC compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
  Swaps outstanding as of May 31, 2008 were as follows:
	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Bought credit default protection on LCDX Index
and pay 3.25%

Broker, UBS Warburg
Expires June 2013	$ 3,500	$ (450)

Bought credit default protection on LCDX Index NA and pay
3.25%

Broker, Morgan Stanley Capital Services, Inc.
Expires June 2013	$ 3,000	19,338

Total		$ 18,888

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC

Date: July 18, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC

Date: July 18, 2008